Revenue from petroleum and natural gas sales (Disclosure of detailed information about category of revenue) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue From Petroleum And Natural Gas Sales [Abstract]
Crude oil	$ 70,355,730	$ 3,895,275
Natural gas	14,227,670	315,374
Natural gas liquids	13,334,390	225,430
Revenue from sale of goods	$ 97,917,790	$ 4,436,079